Subsequent Events (Details) - Subsequent Events - Sponsor	Jan. 21, 2020 USD ($) shares
SUBSEQUENT EVENTS
Units issued (in shares) | shares	8,625,000
Debt Instrument, Face Amount | $	$ 25,000
Number of Class A ordinary shares issued upon conversion of founder shares | shares	1
Number of shares held by sponsor | shares	10,350,000
Notes Payable, Other Payables [Member]
SUBSEQUENT EVENTS
Maximum borrowing capacity | $	$ 300,000
Outstanding balance | $	$ 300,000